Scedule I - Long-Term Debt and Credit Facilities (Detail) - Predecessor - BMO loan - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2017
Long-term debt
Principal Payment	$ 35.0
Prime rate
Long-term debt
Basis spread on variable rate (as a percent)	0.25%
Evo Investco, LLC
Long-term debt
Unsecured demand note	$ 104.5
Unsecured demand note withdrew	$ 95.3
LIBOR quoted base rate	3.00%
Principal Payment	$ 35.0	$ 65.4
Evo Investco, LLC | Prime rate
Long-term debt
Basis spread on variable rate (as a percent)	0.25%